Convertible Notes, at Fair Value	12 Months Ended
Dec. 31, 2024
Convertible Notes, at Fair Value [Abstract]
Convertible Notes, at fair value
18.	Convertible Notes, at fair value

As of December 31, 2024 and December 31, 2023, the balance of convertible notes measured at fair value was summarized as below:

	As of December 31,
	2024	2023
Current
Convertible Senior Notes due December 10, 2026 (“Convertible Senior Note”) (Note)	473,715,560	-
Convertible notes, at fair value, current	473,715,560	-
Non-current
Convertible Senior Notes due December 10, 2026 (“Convertible Senior Note”)	-	420,712,380
Convertible Notes due June 28, 2027 (“Convertible Junior Note”)	464,847,231	-
Convertible notes, at fair value, non-current	464,847,231	420,712,380
Total convertible notes, at fair value	938,562,791	420,712,380

Note: Subsequent to June 20, 2025, each holder of a Convertible Senior Note will have the right to require the Company to repurchase all of such holder’s Convertible Senior Note for a repurchase price at an amount in cash equal to the principal amount of such Convertible Senior Note plus accrued and unpaid interest. As a result, the Company reclassified such note as current liability in 2024.

Convertible Senior Note

On December 10, 2021, the Company issued convertible notes due December 10, 2026 (“Maturity Date”) in an aggregate principal amount of US$50,000,000 (“Private Notes”) to certain investors at 2% discount, resulting in cash proceeds of US$49,000,000. The Private Notes bear interest commencing from December 10, 2021, payable semi-annually in arrears on the interest payment dates falling on June 10 and December 10 of each year.

The key terms of Private Notes are summarized as follows:

Interest

For any interest payment period, the Company may, at its option, elect to pay interest on the Private Notes:

1) entirely in cash at 7.00% per annum if the Merger Transaction is consummated prior to September 30, 2022, otherwise at 10.00% per annum on or after September 30, 2022;

2) entirely by increasing the principal amount of the outstanding Private Notes or by issuing additional Private Notes (“PIK Interest”) having an aggregate principal amount equal to the amount of interest then due and owing at 9.00% per annum if the Merger Transaction is consummated prior to September 30, 2022, otherwise at 12% per annum on or after September 30, 2022.

Note Holders’ conversion right

At any time from (and including) the earlier of (i) September 30, 2022 and (ii) the date of closing of the Mergers until the Maturity Date, each holder of the Private Notes may, in its sole discretion, convert all of its Private Notes into a number of fully paid, validly issued and non-assessable ordinary shares of the Company. The initial conversion price is US$57.50 per share,and subject to changes based on adjustment mechanism provided in the contracts of the Private Notes. Subsequently, the conversion price was adjusted to US$54.25 per share in April 2023.

Company’s conversion option

If the Mergers occurs, at any time from the later of the date falling 24 months from December 10, 2021 and the effective date of the documents required by authorities, until the Maturity Date, the Company has the right, at its option, to convert all of the Private Notes outstanding at conversion price provided by the contracts of the Private Notes. The initial conversion price is US$57.50 per share and subject to changes based on adjustment mechanism provided in the contracts of the Private Notes. Subsequently, the conversion price was adjusted to US$54.25 per share during the year ended December 31, 2022.

Repurchase

Each holder of a Private Note will have the right, after June 20, 2025, at its election, to require the Company to repurchase all of such holder’s Private Notes for a repurchase price at an amount in cash equal to the principal amount of such Private Notes plus accrued and unpaid interest.

Redemption

The Private Notes may be redeemed at the option of the Company in whole, but not in part, at any time before December 10, 2025, for a cash purchase price equal to the redemption price provided in the contract of the Private Notes based on the different scenarios.

Tax redemption

The Private Notes may be redeemed at the option of the Company in whole, but not in part, at a redemption price equal to 102% of the principal amount, plus accrued and unpaid interest, as a result of any change in tax law.

The Company considered the Private Notes were issued at discount. As a result, The Company made a one-time irrevocable policy election at Private Notes’ inception to elect the fair value option under ASC 825 and measure Private Notes at fair value. The fair value option election is made on an instrument-by-instrument basis. Subsequently, the component of fair value changes relating to the instrument specific credit risk of the Private Note is recognized in other comprehensive (loss)/income. Fair value changes, other than the impact of instrument specific credit risk is recognized in changes in fair value of financial instruments in the Consolidated Statement of Operations.

Replacement of Private Notes

On December 30, 2021, the Private Notes were replaced by convertible senior notes with no change of terms. On December 30, 2021, such convertible senior notes have been registered on Singapore Exchange Limited under the security registration number US87251CAA45. The Convertible Senior Notes bear interest commencing as of December 10, 2021, payable semi-annually in arrears on the interest payment dates falling on June 10 and December 10 of each year, commencing on June 10, 2022. The Convertible Senior Notes mature on December 10, 2026.

The Company assessed that there were no changes in fair value of the replacement by the Convertible Senior Notes immediately after the replacement compared to the fair value of Private Notes immediately before the replacement on the replacement date. As a result, the Company determined the replacement is subject to modification accounting in accordance with ASC 470-50.

In April 2023, the conversion price of the Convertible Senior Notes was adjusted to US$54.25 per based on anti-dilutive adjustment mechanism provided in the contracts of the Convertible Senior Notes.

As of December 31, 2024 and 2023, the unpaid principal balance of the Convertible Senior Notes were US$50,000,000 (equivalent to RMB359,420,000) and US$50,000,000 (equivalent to RMB354,135,000), respectively. The difference between the fair value of the Notes and the unpaid principal balance of the Convertible Notes were US$15,900,000 (RMB 114,295,560) and US$9,400,000 (RMB66,577,380) as of December 31, 2024 and 2023, respectively. The changes in fair value due to instrument-specific credit risk was RMB1,494,507 and RMB 2,116,740 for the years ended December 31, 2024 and 2023, respectively.

Convertible Junior Notes

On June 28, 2024, the Company issued two Series A-1 Convertible Notes in principal amount of US$15,000,000 and US$741,340, respectively to Cartesian.

On June 28, 2024, the Company issued Series A Convertible Notes in principal amount of US$20,000,000 to Cartesian and RBI, respectively.

On August 15, 2024, the Company issued one Series A Convertible Note in principal amount of US$5,000,000 to RBI.

Series A Convertible Note and Series A-1 Convertible Note are collectively refer to Convertible Junior Notes.

Maturity and repayment

All payments of principal under Convertible Note plus any accrued but unpaid interest shall be due and payable on June 28, 2027

Interest Rates and Covenants for Convertible Junior Notes

Each of Convertible Notes will have a tenor of three years from the Transaction date and bear interest at a per annum rate equal to the secured overnight financing rate as administered by the SOFR Administrator plus eight percent (8.00%) compounding continuously, which will be due and payable at the earlier of conversion on maturity, and shall be paid in kind in the form of additional Convertible Notes to their respective outstanding principal amount.

Convertible Junior Notes also contain restrictions on payment of dividends or other distributions on, or repurchases or redemptions of, any shares of any class or series of equity securities which are ranked junior to the Convertible Junior Notes and certain customary events of default.

Note Holders’ conversion right for Convertible Junior Notes

The Series A Convertible Notes are convertible into Series A-2 Convertible Preferred Shares (the “Series A-2 Convertible Preferred Shares”)

(1) at the option of the holder at any time after January 16, 2025 and

(2) mandatorily upon maturity or on the occurrence of certain change of control events, provided that the conversion requirements have been met.

Conversion Rates for Series A Convertible Notes

Each US$100 principal amount of Series A Convertible Notes converts into one Series A-2 Preferred Share and each Series A-2 Preferred Share converts into 24.202 Ordinary Shares.

Conversion Rates for Series A-1 Convertible Notes

Each US$100 of principal amount of Series A-1 Convertible Notes converts into 24.202 Ordinary Shares.

The Convertible Notes are recorded as a debt in accordance with ASC470. The Company elected fair value option to measure the Convertible Notes and presented separately in other comprehensive income the portion of the total change in the fair value of the liability that results from a change in the instrument-specific credit risk.

As of December 31, 2024 and 2023, the unpaid principal balance of the Convertible Junior Notes were US$60,741,340 (equivalent to RMB436,633,048) and nil respectively. The difference between the fair value of the Senior Convertible Notes and the unpaid principal balance of the Junior Convertible Notes were US$3,924,960 (RMB28,214,183). The changes in fair value due to instrument-specific credit risk was nil for the year ended December 31, 2024.